SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED LIVES
Office furniture	5 years
Electronic equipment	2-3 years
Machinery	3 years
Leasehold improvements	3 years
Vehicles	5 years

Office furniture	5 years
Electronic equipment	2-3 years
Machinery	3 years
Leasehold improvements	3 years
Vehicles	5 years

SCHEDULE OF CONCENTRATION OF RISK BY RISK FACTORS

During the three months ended September 30, 2021, the Company had two major customers that accounted for over 10% of its total revenue.

Customer	Total revenue for the three months ended September 30, 2021	% of total revenue
A(1)	$146,140	18%
B	299,076	37%

During the nine months ended September 30, 2021, the Company had two major customers that accounted for over 10% of its total revenue.

Customer	Total revenue for the nine months ended September 30, 2021	% of total revenue
A(1)	$1,152,208	49%
B	590,688	25%

During the three months ended September 30, 2022, the Company had one major supplier that accounted for over 10% of its total purchases.

Supplier	Net purchases for the three months ended September 30, 2022	% of total purchase
C(2)	$88,948	35%

During the nine months ended September 30, 2022, the Company had one major supplier that accounted for over 10% of its total purchases.

Supplier	Net purchases for the nine months ended September 30, 2022	% of total purchase
C(2)	$152,629	20%

During the three months ended September 30, 2021, the Company had no supplier that accounted for over 10% of its total purchase.

During the nine months ended September 30, 2021, the Company had one major supplier accounted for over 10% of its total purchase.

Supplier	Net purchases for the nine months ended September 30, 2021	% of total purchase
D	$232,584	69%

(1)	Represented advertising revenues from this customer during the three and nine months ended September 30, 2021. The Company also purchased inventory from this customer in the three and nine months ended September 30, 2021.
(2)	The Company purchased inventory from this supplier, Runcansheng, in the three and nine months ended September 30, 2022. The Company acquired all of the outstanding equity of Runcangsheng on September 30, 2022 (see Note 17).

During the year ended December 31, 2021, the Company had two major customers that accounted for over 10% of its total revenue.

Customer	Net sales for the year ended December 31, 2021	% of total revenue
A*	$1,286,792	42%
B	658,018	21%

During the year ended December 31, 2020, the Company had one major customer that accounted for over 10% of its total revenue.

Customer	Net sales for the year ended December 31, 2020	% of total revenue
A*	$1,863,785	76%

During the year ended December 31, 2021, the Company had one major supplier that accounted for over 10% of its total purchases.

Supplier	Net purchases for the year ended December 31, 2021	% of total purchase
C	$233,187	40%

During the year ended December 31, 2020, the Company had three major suppliers that accounted for over 10% of its total purchases.

Supplier	Net purchase for the year ended December 31, 2020	% of total purchase
A*	$110,037	55%
D	27,225	14%
E	20,000	10%

*	Represented advertising revenues from this customer during the years ended December 31, 2021 and 2020. The Company also purchased inventory from this customer during the years ended December 31, 2021 and 2020.

SCHEDULE OF INFORMATION SEGMENTS

The following table shows the Company’s operations by business segment for the three months ended September 30, 2022 and 2021. Revenues and expenses for the Pharmacies and Hotel segments commenced as of the respective dates of the completion of their acquisitions:

	For the Three Months Ended September 30,
	2022	2021
Net revenue
Advertising and products	$338,327	$509,861
Pharmacies	164,735	139,947
Hotel	169,724	163,102
Total revenues, net	$672,786	$812,910

Operating costs and expenses
Advertising and products
Cost of goods sold	$90,391	$38,461
Operating expenses	301,624	267,331
Pharmacies
Cost of goods sold	124,992	92,477
Operating expenses	144,164	124,138
Hotel
Hotel operating costs	404,322	320,305
Operating expenses	141,197	63,707
Total operating costs and expenses	$1,206,690	$906,419

(Loss) income from operations
Advertising and products	$(53,688)	$204,069
Pharmacies	(104,421)	(76,668)
Hotel	(375,795)	(220,910)
(Loss) income from operations	$(533,904)	$(93,509)

The following table shows the Company’s operations by business segment for the nine months ended September 30, 2022 and 2021. Revenues and expenses for the Pharmacies and Hotel segments commenced as of the respective dates of the completion of their acquisitions:

	For the Nine Months Ended September 30,
	2022	2021
Net revenue
Advertising and products	$371,016	$2,060,787
Pharmacies	517,674	139,947
Hotel	623,661	163,102
Total revenues, net	$1,512,351	$2,363,836

Operating costs and expenses
Advertising and products
Cost of goods sold	$98,809	$199,141
Operating expenses	961,885	966,903
Pharmacies
Cost of goods sold	395,096	92,477
Operating expenses	467,315	124,138
Hotel
Hotel operating costs	1,334,041	320,305
Operating expenses	300,501	63,707
Total operating costs and expenses	$3,557,647	$1,766,671

(Loss) income from operations
Advertising and products	$(689,678)	$894,743
Pharmacies	(344,737)	(76,668)
Hotel	(1,010,881)	(220,910)
(Loss) income from operations	$(2,045,296)	$597,165

Segment assets	As of September 30, 2022	As of December 31, 2021
Advertising and products	$5,309,901	$8,914,211
Pharmacies	719,589	931,706
Hotel	1,108,839	1,814,429
Manufacture and sale	2,872,820	-
Total assets	$10,011,149	$11,660,346

The following table shows the Company’s operations by business segment for the year ended December 31, 2021 and 2020. Revenues and expenses for the Pharmacies and Hotel segments commenced as of the respective dates of the completion of their acquisitions:

	2021	2020
Net revenue
Advertising and products	$2,406,988	$2,451,055
Pharmacies	280,447	-
Hotel	378,798	-
Total revenues, net	$3,066,233	$2,451,055

Operating costs and expenses
Advertising and products
Cost of goods sold	$316,750	$224,675
Operating expenses	1,344,543	1,431,920
Pharmacies
Cost of goods sold	218,735	-
Operating expenses	252,513	-
Hotel
Hotel operating costs	744,594	-
Operating expenses	216,036	-
Total operating costs and expenses	$3,093,171	$1,656,595

Income (loss) from operations
Advertising and products	$745,695	$794,460
Pharmacies	(190,801)	-
Hotel	(581,832)	-
Income (loss) from operations	$(26,938)	$794,460

Segment assets	As of December 31, 2021	As of December 31, 2020
Advertising and products	$8,914,211	$8,093,818
Pharmacies	931,706	-
Hotel	1,814,429	-
Total assets	$11,660,346	$8,093,818